Organization and Principal Activities (Details) - USD ($)		12 Months Ended
	Sep. 11, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 04, 2023	Jul. 03, 2023
Organization and Principal Activities [Line Items]
Incorporation date		Jun. 12, 2023
Offering size			$ 9,000,000
American Depositary Shares [Member]
Organization and Principal Activities [Line Items]
Net proceed from initial public offering	$ 5,600,000
QZT [Member]
Organization and Principal Activities [Line Items]
Acquired equity interests						100.00%
Trident [Member]
Organization and Principal Activities [Line Items]
Acquired equity interests					100.00%
Initial Public Offering [Member]
Organization and Principal Activities [Line Items]
Number of shares	1,800,000
Price per share	$ 5
Offering size	$ 9,000,000
Net proceed from initial public offering	$ 5,600,000
Initial Public Offering [Member] | American Depositary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares	1,800,000
Price per share	$ 5
Offering size	$ 9,000,000
Initial Public Offering [Member] | Class B Ordinary Shares [Member]
Organization and Principal Activities [Line Items]
Number of shares	14,400,000